Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total: $
							(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file
Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                    Form 13F    INFORMATIONAL    TABLE
COLUMN    1     COLUMN   2   COLUMN   3  COLUMN   4    COLUMN     5     COLUMN 6

NAME OF ISSUER  TITLE OF CLASS  CUSIP       VALUE   SHRS OR  SH/  PUT/INVESTMENT
                                         (x$1000)  PRN AMT  PRN  CALL DISCRETION

Abbott Labs 	     Common    002824100    135079   2203931  SH	  Sole
Accenture Ltd	     Common    G1151C101    194363   3013381  SH	  Sole
Allergan	     Common    018490102    203505   2132502  SH          Sole
Apple Inc            Common    037833100    309555    516381  SH          Sole
CH Robinson Inc	     Common    12541W209    194424   2968758  SH	  Sole
Coach Inc	     Common    189754104    186958   2419223  SH          Sole
Cognizant Tech Sol   Common    192446102    212196   2757588  SH          Sole
Factset Res	     Common    303075105    149912   1513652  SH          Sole
Google		     Common    38259P508    211282    329489  SH          Sole
Intuit Inc	     Common    461202103    107655   1790379  SH          Sole
Intuitive Surgical   Common    46120E602    195684    361207  SH          Sole
Microsoft Corp       Common    594918104    172172   5338657  SH          Sole
Oracle Corp	     Common    68389X105    173914   5964114  SH          Sole
Qualcomm Inc         Common    747525103    250238   3678883  SH	  Sole
Starbucks Corp       Common    855244109    209970   3756843  SH          Sole
T Rowe Price Grp Inc Common    74144T108    208798   3197516  SH          Sole
Varian Medical Sys   Common    92220P105    202115   2930906  SH	  Sole